The Japan Fund, Inc.

       Supplement to Statement of Additional Information dated May 1, 1998


         The following chart replaces the chart contained in the section entitled REMUNERATION - Compensation of Officers:

                                                                    Pension or
                                                                    Retirement       Estimated
                                      The Japan Fund, Inc.*         Benefits         Annual                All Scudder Funds**
                                                                    Accrued As       Benefits
                               Paid by             Paid by          Part of Fund     Upon           Paid by          Paid by
Name of Director               the Corp.           the Adviser(1)   Expenses         Retirement     the Funds        the Adviser(1)
----------------               ---------           -----------      --------         ----------     ---------        -----------

William L. Givens              $21,317            $2,000           $4,372         $6,000            $21,317         $2,000 (1 fund)
William H. Gleysteen, Jr.      $14,750             2,000           $5,498         $3,000            $136,150        $19,850
                                                                                                                    (14 funds)
John F. Loughran               $11,750            $2,000           $4,724         $6,000            $11,750         $2,000 (1 fund)
Yoshihiko Miyauchi             $12,250            $1,000           $2,149         $6,000            $12,250         $1,000 (1 fund)
William V. Rapp                $15,500            $1,000           $2,499         $6,000            $15,500         $1,000 (1 fund)
Henry Rosovsky                 $26,250            $2,000           $2,776         $6,000            $26,250         $2,000 (1 fund)
Hiroshi Yamanaka                $7,750                $0           $7,803         $6,000            $7,750          $0 (1 fund)
Tristan E. Beplat,                 N/A               N/A             $200            N/A            N/A             N/A
Honorary Director
Allan Comrie,                   $5,196                $0           $4,789         $5,196            $5,196          $0 (1 fund)
Honorary Director
Jonathan Mason,                 $6,000                $0           $6,703         $6,000            $6,000          $0 (1 fund)
Honorary Director
James W. Morley,                $6,000                $0           $5,988         $6,000            $6,000          $0 (1 fund)
Honorary Director
Robert G. Stone, Jr.,           $8,000                $0           $6,026         $6,000            $8,000          $0 (1 fund)
Honorary Director


(1) Meetings related to consideration of Adviser's alliance with Zurich Insurance Company. See "Investment Adviser" for additional information.

*        Does not include pension or retirement benefits.
**       Does not include pension or retirement benefits accrued.


August 10, 1998